Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Bank Loans [Abstract]
Schedule of Outstanding Balance of Short-Term Bank Loans	Outstanding balance of short-term bank loans consisted of the following:
	December 31, 2023	December 31, 2022

Loan from Bank of Communication	$2,816,942	$2,174,796
Loan from Bank of China	-	434,959
Loan from SPD Bank	1,126,776	-
	$3,943,718	$2,609,755